Costs (Tables)	12 Months Ended
Dec. 31, 2025
Costs
Schedule of information about purchase, services and other charges
(€ million)	2025	2024	2023
Production costs - raw, ancillary and consumable materials and goods	51,014	54,204	58,170
Production costs - services	12,433	12,217	11,512
Lease expense and other	1,356	1,512	1,432
Net provisions for contingencies	1,117	1,397	1,369
Other expenses	1,694	2,073	1,746
	67,614	71,403	74,229
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(368)	(227)	(367)
- capitalized direct costs associated with self-constructed assets - intangible assets	(190)	(62)	(26)
	67,056	71,114	73,836

Schedule of information about payroll and related costs
(€ million)	2025	2024	2023
Wages and salaries	2,620	2,665	2,427
Social security contributions	541	527	497
Cost related to employee benefit plans	64	96	156
Other costs	135	123	196
	3,360	3,411	3,276
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(116)	(139)	(131)
- capitalized direct costs associated with self-constructed assets - intangible assets	(15)	(10)	(9)
	3,229	3,262	3,136

Schedule of information about average number of employees
	2025		2024		2023
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	902	18	933	19	944	19
Junior managers	9,315	89	9,257	90	9,157	84
Employees	15,965	452	16,086	431	15,810	420
Workers	5,414	266	5,719	282	5,937	294
	31,596	825	31,995	822	31,848	817

Schedule of information about compensation of key management personnel
(€ million)	2025	2024	2023
Wages and salaries	24	39	35
Post-employment benefits	2	4	3
Other long-term benefits	16	23	19
	42	66	57